Other income (Details Narrative) $ in Millions	6 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Other income from continuing operations	$ 0.3
Research and development grants	0.3
Top of range [member]
IfrsStatementLineItems [Line Items]
Other income from continuing operations	$ 0.1